First Trust Low Duration Strategic Focus ETF Expense Example, No Redemption - First Trust Low Duration Strategic Focus ETF - First Trust Low Duration Strategic Focus ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	$ 1,073